Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Fair value [Abstract]
Revaluation adjustment	$ (38)	$ (69)	$ (121)	$ (28)
FVOCI [Member]
Fair value [Abstract]
Opening balance			34,457
Accrued interest			575
Interest received			(214)
Redemptions and disposals of marketable securities			(17,100)
Revaluation adjustment			(121)
Closing balance	$ 17,597		$ 17,597